Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Average balances	$ 1,059,053	$ 970,632
Average rates	0.51%	0.90%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 772,875	$ 725,021
Average rates	0.61%	1.02%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 180,230	$ 144,011
Average rates	0.13%	0.46%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 77,217	$ 73,317
Average rates	0.55%	0.76%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 28,731	$ 28,283
Average rates	0.33%	0.68%